Investments in associates and other investments	12 Months Ended
Dec. 31, 2024
Investments in associates and other investments
Investments in associates and other investments
9.	Investments in associates and other investments

Investments in associates

	2024	2023
	$	$

Balance – Beginning of year	13,034	8,833
Investment in associates(i)	448	4,800
Share of loss and comprehensive loss, net	(1,665)	(599)
Gain on ownership dilution	366	—
Balance – End of year	12,183	13,034
(i)	On December 20, 2024, the Company acquired 1,790,000 units of Falco Resources Ltd. (“Falco”) at a price of $0.25 per unit for an aggregate amount of $0.4 million. Each unit consists of one common share of Falco and one common share purchase warrant exercisable to acquire one common share at a price of $0.35 within 5 years. As at December 31, 2024, Osisko Development holds an interest of 16% in the outstanding shares of Falco.

On October 19, 2023, the Company received 9,599,999 common shares of Electric Elements Mining Corp.(“Electric Elements”) in exchange of all its shares and partnership units in certain subsidiaries holding the rights and title to and interest in its James Bay properties (the “Spin-Out Transaction”). Electric Elements is in the business of exploring for lithium potential on certain James Bay properties in the Eeyou Istchee Area, Nunavik, Québec. Subsequently to the Spin-Out Transaction, Electric Elements completed an equity financing. As at December 31, 2024, Osisko Development holds an interest of approximately 40.3% in the outstanding shares of Electric Elements.

Other investments

	2024	2023
	$	$
Fair value through profit or loss (warrants)
Balance – Beginning of year	4	18
Acquisitions	298	—
Change in fair value	68	(14)
Balance – End of year	370	4

Fair value through other comprehensive income (shares)
Balance – Beginning of year	19,389	33,801
Consideration received from disposal of exploration properties	—	1,694
Disposal	(3,060)	(5,935)
Change in fair value	(6,366)	(10,171)
Balance – End of year	9,963	19,389
Total	10,333	19,393

Other investments comprise of common shares and warrants, almost exclusively from publicly traded companies.